Financial Risk Management - Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial assets [line items]
Gross assets	₩ 61,276
Gross liabilities offset	(764)
Net amounts presented in the statement of financial position	65,012
Amounts not offset, Financial instruments	(44,518)
Net amount	15,994
Trade receivables [member]
Disclosure of offsetting of financial assets [line items]
Gross assets	60,512	₩ 79,102
Net amounts presented in the statement of financial position	60,512	79,102
Amounts not offset, Financial instruments	(44,518)	(65,592)
Net amount	15,994	₩ 13,510
Other financial assets [Member]
Disclosure of offsetting of financial assets [line items]
Gross assets	764
Gross liabilities offset	₩ (764)